Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 11,293	$ 7,946
Accounts receivable	10	2
Other receivables	14	12
Inventory	38	41
Security deposit	11	23
Prepaid expenses	57	2
Total current assets	11,486	8,026
Non-current assets
Property and equipment	31	33
Operation lease right-of-use asset net	329
Security deposit	17	17
Total assets	11,800	8,076
Current liabilities
Accounts payable and accrued liabilities	1,364	1,074
Operation lease liability due within one year	65
Total current liability	1,429	1,074
Long term operation lease liability	282
Total liabilities	1,711	1,074
Stockholders’ Equity
Share capital – unlimited authorized shares at no par value 67,926 and 64,676 shares outstanding at March 31, 2019 and December 31, 2018, respectively	134,204	126,684
Share capital subscription receivable	(589)	(868)
Additional paid-in capital	34,469	36,299
Accumulated deficit	(157,995)	(155,113)
Total Stockholders' equity (deficit)	10,089	7,002
Total liabilities and stockholders' equity (deficit)	$ 11,800	$ 8,076